Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 8.3%
Hotels, Restaurants & Leisure 2.3%
Royal Caribbean Cruises Ltd.	65,635	7,110,240
Internet & Direct Marketing Retail 1.6%
Expedia Group, Inc.	36,793	4,945,347
Multiline Retail 2.6%
Dollar Tree, Inc.(a)	70,370	8,033,439
Textiles, Apparel & Luxury Goods 1.8%
Ralph Lauren Corp.	57,958	5,533,250
Total Consumer Discretionary		25,622,276
Consumer Staples 6.7%
Food & Staples Retailing 3.9%
Kroger Co. (The)	239,345	6,170,314
U.S. Foods Holding Corp.(a)	142,830	5,870,313
Total		12,040,627
Food Products 2.8%
Tyson Foods, Inc., Class A	100,300	8,639,842
Total Consumer Staples		20,680,469
Energy 6.7%
Energy Equipment & Services 1.5%
TechnipFMC PLC	184,415	4,451,778
Oil, Gas & Consumable Fuels 5.2%
Marathon Petroleum Corp.	90,425	5,493,319
Noble Energy, Inc.	234,653	5,270,306
WPX Energy, Inc.(a)	503,835	5,335,613
Total		16,099,238
Total Energy		20,551,016
Financials 17.6%
Banks 7.3%
Comerica, Inc.	52,800	3,484,272
Popular, Inc.	110,985	6,002,069
Regions Financial Corp.	379,730	6,007,328
SunTrust Banks, Inc.	99,315	6,832,872
Total		22,326,541
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.9%
Northern Trust Corp.	63,225	5,900,157
Diversified Financial Services 2.8%
Voya Financial, Inc.	157,625	8,581,105
Insurance 5.6%
Hartford Financial Services Group, Inc. (The)	153,947	9,330,728
Lincoln National Corp.	132,812	8,011,220
Total		17,341,948
Total Financials		54,149,751
Health Care 7.5%
Health Care Equipment & Supplies 2.4%
Zimmer Biomet Holdings, Inc.	53,013	7,277,095
Health Care Providers & Services 3.5%
Quest Diagnostics, Inc.	55,935	5,986,723
WellCare Health Plans, Inc.(a)	18,225	4,723,373
Total		10,710,096
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	65,130	4,990,912
Total Health Care		22,978,103
Industrials 12.4%
Aerospace & Defense 3.0%
L3 Harris Technologies, Inc.	44,037	9,187,879
Airlines 2.1%
United Airlines Holdings, Inc.(a)	71,695	6,338,555
Electrical Equipment 2.7%
AMETEK, Inc.	91,890	8,437,340
Machinery 2.3%
Ingersoll-Rand PLC	57,667	7,105,151
Road & Rail 2.3%
Norfolk Southern Corp.	39,315	7,063,333
Total Industrials		38,132,258
Information Technology 8.7%
Communications Equipment 2.3%
Motorola Solutions, Inc.	41,300	7,037,933
Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.4%
Corning, Inc.	150,000	4,278,000
IT Services 1.3%
DXC Technology Co.	133,390	3,935,005
Semiconductors & Semiconductor Equipment 3.7%
Marvell Technology Group Ltd.	185,600	4,634,432
Teradyne, Inc.	120,200	6,960,782
Total		11,595,214
Total Information Technology		26,846,152
Materials 6.8%
Chemicals 4.9%
Eastman Chemical Co.	82,475	6,089,130
FMC Corp.	102,840	9,017,011
Total		15,106,141
Metals & Mining 1.9%
Freeport-McMoRan, Inc.	602,700	5,767,839
Total Materials		20,873,980
Real Estate 9.8%
Equity Real Estate Investment Trusts (REITS) 9.8%
First Industrial Realty Trust, Inc.	190,000	7,516,400
Gaming and Leisure Properties, Inc.	188,350	7,202,504
SL Green Realty Corp.	82,475	6,742,331
Welltower, Inc.	96,105	8,711,919
Total		30,173,154
Total Real Estate		30,173,154
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 12.9%
Electric Utilities 4.9%
Edison International	101,345	7,643,440
Pinnacle West Capital Corp.	78,430	7,613,200
Total		15,256,640
Independent Power and Renewable Electricity Producers 2.3%
AES Corp. (The)	428,200	6,996,788
Multi-Utilities 5.7%
Ameren Corp.	108,775	8,707,439
CMS Energy Corp.	137,875	8,817,106
Total		17,524,545
Total Utilities		39,777,973
Total Common Stocks (Cost $281,773,965)		299,785,132

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(b),(c)	7,730,210	7,729,437
Total Money Market Funds (Cost $7,729,437)		7,729,437
Total Investments in Securities (Cost: $289,503,402)		307,514,569
Other Assets & Liabilities, Net		234,164
Net Assets		307,748,733

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	3,941,640	21,362,842	(17,574,272)	7,730,210	15	—	144,868	7,729,437
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select Mid Cap Value Fund | Quarterly Report 2019